Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2013
Deferred revenue
Schedule of deferred revenue

	December 31,
	2012	2013
	RMB	RMB
Deferred revenue, current:
IVAS revenues	157,940	292,184
Government grants	1,919	1,682

Total current deferred revenue	159,859	293,866

Deferred revenue, non-current:
IVAS revenues	4,329	8,457
Government grants	2,158	968

Total non-current deferred revenue	6,487	9,425